Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 263,661	$ 423,220
Less: Reserve for future chargebacks	(42,533)	(37,850)
Total accounts receivable, net	$ 221,128	$ 385,370